Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Statements [Line Items]
Disclosure of changes in noncash working capital [Table Text Block]
	Year ended December 31,
	2023	2022
	$	$
Receivables and receivable due from related party	678	5,643
Prepaid expenses and deposits	(9)	10
Accounts payable, accrued liabilities and payable due to related party	1,206	1,445
Change in non-cash working capital	1,875	7,098